OPERATING LEASES	12 Months Ended
Dec. 31, 2018
OPERATING LEASES
OPERATING LEASES

22 OPERATING LEASES

Accounting policy

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards of ownership to the Group. All other leases are classified as operating leases.

Payments under operating leases are expensed in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease.

Future minimum lease payments under non-cancellable operating leases fall due as follows:

	2018	2017
	$ million	$ million
Land and buildings:
Within one year	37	40
After one and within two years	30	35
After two and within three years	27	27
After three and within four years	22	23
After four and within five years	16	19
After five years	52	56
	184	200
Other assets:
Within one year	17	17
After one and within two years	11	11
After two and within three years	4	5
After three and within four years	2	1
	34	34